EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Reconciliation of Numerators and Denominators of the Basic and Diluted Earnings per Share Computations
 The following tables set forth the reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31, 2012
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$5,383	2,726,133	$1.97
Effect of dilutive securities
Stock compensation plans	—	3,629	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$5,383	2,729,762	$1.97
	For the year ended December 31, 2011
		Weighted
		average
	Income	shares	Per share
	(numerator)	(denominator)	Amount
	(dollars in thousands, except share data)
Basic earnings per share
Income available to common stockholders	$3,929	2,702,200	$1.45
Effect of dilutive securities
Stock compensation plans	—	510	—

Diluted earnings per share
Income available to common stockholders plus effect of dilutive securities	$3,929	2,702,710	$1.45